GOODWILL - Roll forwards (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [abstract]
Balance at the beginning of the year	$ 7,318,594	$ 6,901,056
Impairment charge	(13,041)
Effect of movements in exchange rates	43,034	417,538
Balance at the end of the year	$ 7,348,587	$ 7,318,594